Reclamation - Reconciliation of Reclamation Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance, beginning of year	$ 238,809
Balance, end of year	300,653	$ 238,809
Current portion of reclamation provision	28,087	10,942
Non-current portion of reclamation provision	272,566	227,867
Total provision for reclamation	300,653	238,809
Provision For Decommissioning Restoration And Rehabilitation Costs, Non-Operating Sites
Statement Line Items [Line Items]
Balance, beginning of year	175,121	267,736
Changes in estimate	32,956	65,087
Changes in discount rate		(152,749)
Accretion	6,554	4,211
Liabilities settled	(222)	(3,926)
Foreign exchange revaluation	2,514	(5,238)
Balance, end of year	218,330	175,121
Total provision for reclamation	218,330	175,121
Provision For Decommissioning Restoration And Rehabilitation Costs, Operating Sites
Statement Line Items [Line Items]
Balance, beginning of year	63,688	69,744
Changes in estimate	14,664	10,618
Changes in discount rate	756	(15,771)
Accretion	2,413	1,405
Foreign exchange revaluation	802	(2,308)
Balance, end of year	82,323	63,688
Total provision for reclamation	$ 82,323	$ 63,688